Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 22,445	¥ 21,400	¥ 18,774
Defined contribution retirement scheme	2,387	2,114	1,886
Other retirement welfare subsidy	197	194	183
Early retirement benefits (Note 46)	1	1	3
Staff costs	¥ 25,030	¥ 23,709	¥ 20,846